Schedule of Property And Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment gross	$ 2,038,000	$ 2,038,000	$ 2,100,000
Less accumulated depreciation	(1,926,000)	(1,869,000)	(1,845,000)
Property and equipment, net	112,000	169,000	255,000
Leasehold Improvements [Member]
Property and equipment gross	1,386,000	1,386,000	1,386,000
Furniture and Fixtures [Member]
Property and equipment gross	625,000	625,000	687,000
Beeline Financial Holdings Inc [Member]
Property and equipment gross	908,635	908,635	908,635
Less accumulated depreciation	(713,474)	(599,942)	(448,566)
Property and equipment, net	195,161	308,693	460,069
Beeline Financial Holdings Inc [Member] | Leasehold Improvements [Member]
Property and equipment gross	696,894	696,894	696,894
Beeline Financial Holdings Inc [Member] | Furniture and Fixtures [Member]
Property and equipment gross	129,962	129,962	129,962
Beeline Financial Holdings Inc [Member] | Computers And Hardware [Member]
Property and equipment gross	$ 81,779	$ 81,779	$ 81,779